Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2019	Dec. 02, 2019	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jul. 14, 2015	Feb. 27, 2015
C000152510
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Limited Duration Fund, I Shares
Account Value	$ 29,179	$ 27,498	$ 26,578	$ 27,959	$ 27,840			$ 27,029		$ 25,801	$ 25,707	$ 25,428	$ 25,089		$ 25,000
C000158706
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Limited Duration Fund, Class S Shares
Account Value	$ 11,572	10,919	10,564	11,124	11,087			10,773		10,294	10,261	10,148	10,024	$ 10,000
C000152509
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Core Bond Fund, I Shares
Account Value	$ 28,499	25,927	25,916	31,104	30,761			29,157		26,109	26,664	26,099	24,955		25,000
C000158704
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Core Bond Fund, Class S Shares
Account Value	$ 11,490	10,462	10,480	12,567	12,453			11,815		10,600	10,832	10,590	10,139	10,000
C000214840
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Long/Short Equity Fund, I Shares
Account Value	$ 32,819	28,859	28,427	24,183	21,555		$ 25,000
C000152512
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Value Fund, I Shares
Account Value	$ 60,662	45,297	43,849	47,013	32,151			35,019		31,406	30,560	24,911	24,159		25,000
C000158710
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Value Fund, Class S Shares
Account Value	$ 24,144	18,046	17,487	18,768	12,847			14,008		12,575	12,251	9,988	9,690	10,000
C000152511
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Growth Fund, I Shares
Account Value	$ 73,613	52,493	45,006	62,826	46,848			37,230		33,557	31,070	24,571	25,039		25,000
C000158708
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Large Cap Growth Fund, Class S Shares
Account Value	$ 28,580	20,406	17,518	24,463	18,266			14,531		13,112	12,142	9,601	9,788	10,000
C000152513
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Small Cap Fund, I Shares
Account Value	$ 48,652	36,801	37,777	46,407	29,982			31,326		30,002	30,896	24,135	24,801		25,000
C000158713
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Small Cap Fund, Class S Shares
Account Value	$ 18,280	13,841	14,224	17,476	11,308			11,828		11,333	11,687	9,139	9,393	10,000
C000214842
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus U.S. All Cap Index Fund, I Shares
Account Value	$ 47,328	33,822	30,836	37,783	25,771	$ 25,000
C000214836
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus Real Estate Fund, I Shares
Account Value	$ 31,879	24,423	26,810	31,832	22,793			25,825	$ 25,000
C000152514
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus International Equity Fund, I Shares
Account Value	$ 42,232	34,041	30,533	41,713	31,303			31,240		28,942	30,869	24,079	23,126		25,000
C000158714
Account Value [Line Items]
Line Graph and Table Measure Name	Knights of Columbus International Equity Fund, Class S Shares
Account Value	$ 16,854	13,590	12,208	16,696	12,538			12,538		11,637	12,438	9,703	9,312	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 28,428	25,716	25,624	30,390	30,536			28,757		25,789	26,330	26,094	25,002		25,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 11,533	10,433	10,396	12,329	12,388			11,666		10,462	10,682	10,586	10,143	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 28,428	25,716	25,624	30,390	30,536			28,757		25,789	26,330	26,094	25,002		25,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 11,533	10,433	10,396	12,329	12,388			11,666		10,462	10,682	10,586	10,143	10,000
Bloomberg US 1000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Account Value	$ 48,635	35,267	32,225	38,780	26,983		25,000
Bloomberg US 1000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Account Value	$ 78,505	56,926	52,017	62,597	43,554			39,237		34,310	32,132	25,964	24,883		25,000
Bloomberg US 1000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Account Value	$ 31,075	22,534	20,590	24,778	17,240			15,531		13,581	12,719	10,277	9,850	10,000
Bloomberg US 1000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Account Value	$ 78,505	56,926	52,017	62,597	43,554			39,237		34,310	32,132	25,964	24,883		25,000
Bloomberg US 1000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Index (TR) (USD)
Account Value	$ 31,075	22,534	20,590	24,778	17,240			15,531		13,581	12,719	10,277	9,850	10,000
Bloomberg US 3000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Account Value	$ 76,556	55,574	51,278	61,794	42,782			38,778		34,142	32,068	25,873	24,793		25,000
Bloomberg US 3000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Account Value	$ 30,243	21,954	20,257	24,411	16,901			15,319		13,487	12,668	10,221	9,794	10,000
Bloomberg US 3000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Account Value	$ 46,234	33,562	30,968	37,319	25,837	25,000
Bloomberg US 3000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Index (TR) (USD)
Account Value	$ 50,401	36,588	33,759	40,683	28,166			25,530	25,000
Bloomberg World ex-US Large-Mid Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex-US Large-Mid Total Return Index
Account Value	$ 41,454	33,284	29,781	39,283	30,275			29,439		27,216	29,417	23,704	23,502		25,000
Bloomberg World ex-US Large-Mid Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex-US Large-Mid Total Return Index
Account Value	$ 18,831	14,040	15,251	18,926	12,967			15,386		12,274	12,073	11,149	10,358	10,000
Bloomberg 1-3 Year US Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index (USD)
Account Value	$ 29,110	27,398	26,542	27,903	27,917			27,003		25,744	25,657	25,485	25,156		25,000
Bloomberg 1-3 Year US Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index (USD)
Account Value	$ 11,598	10,916	10,575	11,117	11,123			10,758		10,257	10,222	10,154	10,023	10,000
HFRX Equity Market Neutral Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Market Neutral Index (TR) (USD)
Account Value	$ 26,647	24,642	23,883	23,881	23,253		25,000
Bloomberg Intermediate US Corporate Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Corporate Index (TR) (USD)
Account Value	$ 27,072	24,385	23,503	26,762	26,573		25,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 49,524	35,883	32,578	38,153	26,696		$ 25,000
Bloomberg US 1000 Value Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Index (TR) (USD)
Account Value	$ 59,884	46,212	46,686	47,187	31,908			35,675		32,328	31,296	26,016	24,496		25,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 56,590	43,206	43,148	46,395	32,273			34,915		31,394	30,470	25,870	24,320		25,000
Bloomberg US 1000 Value Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Index (TR) (USD)
Account Value	$ 23,872	18,422	18,611	18,810	12,720			14,221		12,887	12,476	10,371	9,765	10,000
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 22,568	17,230	17,207	18,502	12,870			13,924		12,520	12,151	10,317	9,699	10,000
Bloomberg US 1000 Growth Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Index (TR) (USD)
Account Value	$ 93,390	65,861	57,332	75,718	53,157			42,235		35,956	32,822	25,889	25,266		25,000
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Account Value	$ 104,475	72,670	61,092	81,021	56,575			43,783		37,388	33,771	26,035	25,454		25,000
Bloomberg US 1000 Growth Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Growth Index (TR) (USD)
Account Value	$ 36,708	25,887	22,535	29,761	20,894			16,601		14,133	12,901	10,176	9,931	10,000
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Account Value	$ 41,054	28,556	24,006	31,837	22,231			17,204		14,692	13,270	10,231	10,002	10,000
Bloomberg 2000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2000 Index (TR) (USD)
Account Value	$ 53,138	39,420	43,013	52,800	33,599			33,331		32,300	31,451	24,890	23,790		25,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 50,832	37,913	41,464	50,902	33,754			33,801		32,220	31,634	24,743	23,766		25,000
Bloomberg 2000 Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 2000 Index (TR) (USD)
Account Value	$ 20,524	15,225	16,613	20,393	12,977			12,873		12,475	12,148	9,613	9,188	10,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 19,593	14,614	15,982	19,620	13,011			13,029		12,419	12,193	9,537	9,161	10,000
Solactive Knights of Columbus U.S. All Cap Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Knights of Columbus U.S. All Cap Index (TR) (USD)
Account Value	$ 47,944	34,207	31,175	38,134	25,905	$ 25,000
Bloomberg US 3000 REIT Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 REIT Total Return Index
Account Value	$ 30,927	23,059	25,049	31,083	21,296			25,269	25,000
FTSE Nareit Equity REITs Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index (TR) (USD)
Account Value	$ 31,658	23,142	24,647	30,245	19,924			25,341	$ 25,000
FTSE All-World Ex US Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Ex US Index (TR) (USD)
Account Value	$ 41,639	33,332	29,572	38,890	29,783			30,362		27,139	29,410	23,752	23,526		$ 25,000
FTSE All-World Ex US Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World Ex US Index (TR) (USD)
Account Value	$ 16,644	$ 13,324	$ 11,820	$ 15,545	$ 11,905			$ 12,136		$ 10,848	$ 11,756	$ 9,494	$ 9,404	$ 10,000